Uncategorized Items
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_BarChartAndPerformanceTableHeading]	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns
[rr_BarChartClosingTextBlock]

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.46% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -31.30% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.16% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -17.85% (quarter ended March 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.51% (quarter ended March 31, 2013 ), and the lowest return for a quarter was -17.44% (quarter ended September 30, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.04% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -25.41% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.55% (quarter ended March 31, 2013 ), and the lowest return for a quarter was -13.15% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.97% (quarter ended December 31, 2010 ), and the lowest return for a quarter was -27.62% (quarter ended September 30, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.84% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -33.25% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.61% (quarter ended March 31, 2013 ), and the lowest return for a quarter was -13.74% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.47% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -24.22% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.85% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -25.87% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 52.06% (quarter ended September 30, 2011 ), and the lowest return for a quarter was -20.01% (quarter ended March 31, 2009 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.54% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.46% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.12% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.64% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.24% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.23% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.09% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.03% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 52.05% (quarter ended September 30, 2011 ), and the lowest return for a quarter was -20.01% (quarter ended March 31, 2009 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.55% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -13.36% (quarter ended September 30, 2011 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.08% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -16.97% (quarter ended March 31, 2009 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.27% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -12.60% (quarter ended June 30, 2010 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.25% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -21.62% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 27.11% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.16% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.09% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.09% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.23% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -21.69% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 27.03% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.22% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.09% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.09% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.44% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -31.31% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.20% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -17.88% (quarter ended March 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.23% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -21.69% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.53% (quarter ended March 31, 2013 ), and the lowest return for a quarter was -17.44% (quarter ended September 30, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.06% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -25.39% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.54% (quarter ended March 31, 2013 ), and the lowest return for a quarter was -13.18% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.95% (quarter ended December 31, 2010 ), and the lowest return for a quarter was -27.64% (quarter ended September 30, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.92% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -33.25% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.62% (quarter ended March 31, 2013 ), and the lowest return for a quarter was -13.73% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.45% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -24.24% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.85% (quarter ended March 31, 2012 ), and the lowest return for a quarter was -25.87% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 27.03% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.22% (quarter ended December 31, 2008 ).

[rr_BarChartFootnotesTextBlock]	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 6.72%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 4.08%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 12.26%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 0.37%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 6.72%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 3.65%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 5.77%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 15.69%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 1.39%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 11.77%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 27.34%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 8.39%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 8.44%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 8.33%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 8.35%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 27.38%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 8.42%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 8.46%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 8.34%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 6.64%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was -2.65%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 8.36%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 6.52%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was -2.74%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 8.36%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 6.71%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 4.08%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 6.52%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 12.24%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 0.36%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 6.75%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 3.66%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 5.74%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 15.70%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 1.40%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was 11.78%	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014 was -2.74%
[rr_BarChartHeading]	Annual Total Returns - Vanguard Materials Index Fund ETF Shares	Annual Total Returns - Vanguard Telecommunication Services Index Fund ETF Shares	Annual Total Returns - Vanguard Utilities Index Fund ETF Shares	Annual Total Returns - Vanguard Consumer Discretionary Index Fund ETF Shares	Annual Total Returns - Vanguard Consumer Staples Index Fund ETF Shares	Annual Total Returns - Vanguard Energy Index Fund ETF Shares	Annual Total Returns - Vanguard Financials Index Fund ETF Shares	Annual Total Returns - Vanguard Health Care Index Fund ETF Shares	Annual Total Returns - Vanguard Industrials Index Fund ETF Shares	Annual Total Returns - Vanguard Information Technology Index Fund ETF Shares	Annual Total Returns - Vanguard Extended Duration Treasury Index Fund ETF Shares	Annual Total Returns - Vanguard Mega Cap Index Fund ETF Shares	Annual Total Returns - Vanguard Mega Cap Value Index Fund ETF Shares	Annual Total Returns - Vanguard Mega Cap Growth Index Fund ETF Shares	Annual Total Returns - Vanguard FTSE Social Index Fund Institutional Shares	Annual Total Returns - Vanguard Extended Duration Treasury Index Fund Institutional Shares	Annual Total Returns - Vanguard Mega Cap Index Fund Institutional Shares	Annual Total Returns - Vanguard Mega Cap Value Index Fund Institutional Shares	Annual Total Returns - Vanguard Mega Cap Growth Index Fund Institutional Shares	Annual Total Returns - Vanguard U.S. Growth Fund Admiral Shares	Annual Total Returns - Vanguard International Growth Fund Admiral Shares	Annual Total Returns - Vanguard FTSE Social Index Fund Investor Shares	Annual Total Returns - Vanguard U.S. Growth Fund Investor Shares	Annual Total Returns - Vanguard International Growth Fund Investor Shares	Annual Total Returns - Vanguard FTSE Social Index Fund Investor Shares	Annual Total Returns - Vanguard Materials Index Fund Admiral Shares	Annual Total Returns - Vanguard Telecommunication Services Index Fund Admiral Shares	Annual Total Returns - Vanguard U.S. Growth Fund Investor Shares	Annual Total Returns - Vanguard Utilities Index Fund Admiral Shares	Annual Total Returns - Vanguard Consumer Discretionary Index Fund Admiral Shares	Annual Total Returns - Vanguard Consumer Staples Index Fund Admiral Shares	Annual Total Returns - Vanguard Energy Index Fund Admiral Shares	Annual Total Returns - Vanguard Financials Index Fund Admiral Shares	Annual Total Returns - Vanguard Health Care Index Fund Admiral Shares	Annual Total Returns - Vanguard Industrials Index Fund Admiral Shares	Annual Total Returns - Vanguard Information Technology Index Fund Admiral Shares	Annual Total Returns - Vanguard International Growth Fund Investor Shares
[rr_BarChartNarrativeTextBlock]

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund.. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Effective January 31, 2013, the Fund began tracking the CRSP US Mega Cap Index as its target index. The Fund's board of trustees believes that tracking the current index will result in considerable savings for the Fund's shareholders over time. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Effective April 17, 2013, the Fund began tracking the CRSP US Mega Cap Value Index as its target index. The Fund's board of trustees believes that tracking the current index will result in considerable savings for the Fund's shareholders over time. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Effective April 17, 2013, the Fund began tracking the CRSP US Mega Cap Growth Index as its target index. The Fund's board of trustees believes that tracking the current index will result in considerable savings for the Fund's shareholders over time. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares(including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. The Fund's Institutional Plus Shares have not been in operation long enough to report a full calendar-year return. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Effective January 31, 2013, the Fund began tracking the CRSP US Mega Cap Index as its target index. The Fund's board of trustees believes that tracking the current index will result in considerable savings for the Fund's shareholders over time. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Effective April 17, 2013, the Fund began tracking the CRSP US Mega Cap Value Index as its target index. The Fund's board of trustees believes that tracking the current index will result in considerable savings for the Fund's shareholders over time. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Effective April 17, 2013, the Fund began tracking the CRSP US Mega Cap Growth Index as its target index. The Fund's board of trustees believes that tracking the current index will result in considerable savings for the Fund's shareholders over time. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Returns for the indexes shown are adjusted for withholding taxes. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Returns for the indexes shown are adjusted for withholding taxes. Keep in mind that the Fund's past performanceMSCI EAFE Index does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Returns for the indexes shown are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

[rr_BarChartTableTextBlock]
[rr_ExpenseExampleClosingTextBlock]	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
[rr_ExpenseExampleHeading]	Example	Example	Example	Example	Example	Example	Example	Example	Example	Example	Example	Example	Example	Example	Example	Examples	Example	Example	Example	Example	Example	Example	Example	Example	Example	Example	Example	Examples	Example	Example	Example	Example	Example	Example	Example	Example	Examples
[rr_ExpenseExampleNarrativeTextBlock]

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[rr_ExpenseExampleNoRedemptionTableTextBlock]
[rr_ExpenseHeading]	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses
[rr_ExpenseNarrativeTextBlock]	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
[rr_HighestQuarterlyReturnLabel]	(quarter ended September 30, 2009 )	(quarter ended September 30, 2010 )	(quarter ended March 31, 2013 )	(quarter ended September 30, 2009 )	(quarter ended March 31, 2013 )	(quarter ended December 31, 2010 )	(quarter ended June 30, 2009 )	(quarter ended March 31, 2013 )	(quarter ended September 30, 2009 )	(quarter ended March 31, 2012 )	(quarter ended September 30, 2011 )	(quarter ended June 30, 2009 )	(quarter ended June 30, 2009 )	(quarter ended June 30, 2009 )	(quarter ended June 30, 2009 )	(quarter ended September 30, 2011 )	(quarter ended June 30, 2009 )	(quarter ended June 30, 2009 )	(quarter ended June 30, 2009 )	(quarter ended March 31, 2012 )	(quarter ended June 30, 2009 )	(quarter ended June 30, 2009 )	(quarter ended March 31, 2012 )	(quarter ended June 30, 2009 )	(quarter ended June 30, 2009 )	(quarter ended September 30, 2009 )	(quarter ended September 30, 2010 )	(quarter ended March 31, 2012 )	(quarter ended March 31, 2013 )	(quarter ended September 30, 2009 )	(quarter ended March 31, 2013 )	(quarter ended December 31, 2010 )	(quarter ended June 30, 2009 )	(quarter ended March 31, 2013 )	(quarter ended September 30, 2009 )	(quarter ended March 31, 2012 )	(quarter ended June 30, 2009 )
[rr_IndexNoDeductionForFeesExpensesTaxes]	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees, expenses, or taxes)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees or expenses)	(reflect no deduction for fees or expenses)
[rr_LowestQuarterlyReturnLabel]	(quarter ended December 31, 2008 )	(quarter ended March 31, 2008 )	(quarter ended September 30, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended September 30, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended March 31, 2009 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended March 31, 2009 )	(quarter ended September 30, 2011 )	(quarter ended March 31, 2009 )	(quarter ended June 30, 2010 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended March 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended September 30, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended September 30, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )	(quarter ended December 31, 2008 )
[rr_ObjectiveHeading]	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective
[rr_ObjectivePrimaryTextBlock]	The Fund seeks to track the performance of a benchmark index that measures the investment return of materials stocks.	The Fund seeks to track the performance of a benchmark index that measures the investment return of telecommunication services stocks.	The Fund seeks to track the performance of a benchmark index that measures the investment return of utilities stocks.	The Fund seeks to track the performance of a benchmark index that measures the investment return of consumer discretionary stocks.	The Fund seeks to track the performance of a benchmark index that measures the investment return of consumer staples stocks.	The Fund seeks to track the performance of a benchmark index that measures the investment return of energy stocks.	The Fund seeks to track the performance of a benchmark index that measures the investment return of financial stocks.	The Fund seeks to track the performance of a benchmark index that measures the investment return of health care stocks.	The Fund seeks to track the performance of a benchmark index that measures the investment return of industrial stocks.	The Fund seeks to track the performance of a benchmark index that measures the investment return of information technology stocks.	The Fund seeks to track the performance of an index of extended-duration zero-coupon U.S. Treasury securities.	The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks in the United States.	The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization value stocks in the United States.	The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization growth stocks in the United States.	The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.	The Fund seeks to track the performance of an index of extended-duration zero-coupon U.S. Treasury securities.	The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks in the United States.	The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization value stocks in the United States.	The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization growth stocks in the United States.	The Fund seeks to provide long-term capital appreciation.	The Fund seeks to provide long-term capital appreciation.	The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.	The Fund seeks to provide long-term capital appreciation.	The Fund seeks to provide long-term capital appreciation.	The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.	The Fund seeks to track the performance of a benchmark index that measures the investment return of materials stocks.	The Fund seeks to track the performance of a benchmark index that measures the investment return of telecommunication services stocks.	The Fund seeks to provide long-term capital appreciation.	The Fund seeks to track the performance of a benchmark index that measures the investment return of utilities stocks.	The Fund seeks to track the performance of a benchmark index that measures the investment return of consumer discretionary stocks.	The Fund seeks to track the performance of a benchmark index that measures the investment return of consumer staples stocks.	The Fund seeks to track the performance of a benchmark index that measures the investment return of energy stocks.	The Fund seeks to track the performance of a benchmark index that measures the investment return of financial stocks.	The Fund seeks to track the performance of a benchmark index that measures the investment return of health care stocks.	The Fund seeks to track the performance of a benchmark index that measures the investment return of industrial stocks.	The Fund seeks to track the performance of a benchmark index that measures the investment return of information technology stocks.	The Fund seeks to provide long-term capital appreciation.
[rr_OperatingExpensesCaption]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
[rr_PerformanceAdditionalMarketIndex]	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.		, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.		, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.	, which have investment characteristics similar to those of the Fund.
[rr_PerformanceAvailabilityPhone]	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447		800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447
[rr_PerformanceAvailabilityWebSiteAddress]	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance advisors.vanguard.com	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance
[rr_PerformanceInformationIllustratesVariabilityOfReturns]	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
[rr_PerformancePastDoesNotIndicateFuture]	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
[rr_PerformanceTableClosingTextBlock]

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

[rr_PerformanceTableExplanationAfterTaxHigher]

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

[rr_PerformanceTableHeading]	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013	Average Annual Total Returns for Periods Ended December 31, 2013
[rr_PerformanceTableNotRelevantToTaxDeferred]	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.						Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
[rr_PerformanceTableOneClassOfAfterTaxShown]																												Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.									Please note that after-tax returns are shown only for the Admiral Shares and may differ for each share class.
[rr_PerformanceTableTextBlock]
[rr_PerformanceTableUsesHighestFederalRate]

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

[rr_PortfolioTurnoverHeading]	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover
[rr_PortfolioTurnoverRate]																																																																																																																																															0.04	0.19	0.07	0.07	0.05	0.04	0.05	0.05	0.05	0.06	0.17	0.06	0.08	0.11	0.14	0.17	0.06	0.08	0.11	0.36	0.21	0.14	0.36	0.21	0.14	0.04	0.19	0.36	0.07	0.07	0.05	0.04	0.05	0.05	0.05	0.06	0.21
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

[rr_ProspectusDate]	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014
[rr_RiskHeading]	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks
[rr_RiskLoseMoney]	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.
[rr_RiskNarrativeTextBlock]

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the materials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles. Sector risk is expected to be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, fluctuations in the market value of a single Fund holding could cause significant changes to the Fund's share price. Nondiversification risk is expected to be high for the Fund.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the telecommunication services sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the telecommunication services sector could be affected by, among other things, overall economic conditions, competition, and government regulation. Sector risk is expected to be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, fluctuations in the market value of a single Fund holding could cause significant changes to the Fund's share price. Nondiversification risk is expected to be high for the Fund.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the utilities sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the utilities sector could be affected by government regulation, overall economic conditions, and fuel prices. Sector risk is expected to be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, fluctuations in the market value of a single Fund holding could cause significant changes to the Fund's share price. Nondiversification risk is expected to be high for the Fund.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the consumer discretionary sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the consumer discretionary sector could be affected by, among other things, overall economic conditions, interest rates, consumer confidence, and disposable income. Sector risk is expected to be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, fluctuations in the market value of a single Fund holding could cause significant changes to the Fund's share price. Nondiversification risk is expected to be high for the Fund.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the consumer staples sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the consumer staples sector could be affected by, among other things, consumer tastes, government regulation, marketing, and consumer confidence. Sector risk is expected to be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, fluctuations in the market value of a single Fund holding could cause significant changes to the Fund's share price. Nondiversification risk is expected to be high for the Fund.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the energy sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the energy sector could be affected by, among other things, geopolitical events, government regulation, economic cycles, and fuel prices. Sector risk is expected to be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, fluctuations in the market value of a single Fund holding could cause significant changes to the Fund's share price. Nondiversification risk is expected to be high for the Fund.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the financials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the financials sector could be affected by, among other things, government regulation, interest rates, cost of capital funds, credit losses, and financial markets. Sector risk is expected to be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, fluctuations in the market value of a single Fund holding could cause significant changes to the Fund's share price. Nondiversification risk is expected to be high for the Fund.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the health care sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the health care sector could be affected by, among other things, patent protection, government regulation, research and development costs, litigation, and competitive forces. Sector risk is expected to be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, fluctuations in the market value of a single Fund holding could cause significant changes to the Fund's share price. Nondiversification risk is expected to be high for the Fund.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the industrials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations. Sector risk is expected to be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, fluctuations in the market value of a single Fund holding could cause significant changes to the Fund's share price. Nondiversification risk is expected to be high for the Fund.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the information technology sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation. Sector risk is expected to be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, fluctuations in the market value of a single Fund holding could cause significant changes to the Fund's share price. Nondiversification risk is expected to be high for the Fund.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. The prices of long-term bonds, such as those held by the Fund, are much more sensitive to interest rate changes than are the prices of short-term bonds. Interest rate risk is expected to be extremely high for the Fund because it invests primarily in zero-coupon long-term bonds, which have prices that are even more sensitive to interest rate changes than are coupon-bearing bonds of similar maturity. Because the Fund invests primarily in Treasury STRIPS with maturities ranging from 20 to 30 years, rising interest rates may cause the value of the Fund's investments to decline significantly.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from the overall stock market. Large-cap value stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that the stocks of socially responsible companies generally will underperform the stock market as a whole or that the particular stocks selected for the FTSE4Good US Select Index will, in the aggregate, trail returns of other mutual funds screened for social criteria. Additionally, large- and mid-cap stocks, such as those held by the Fund, each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks. Mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. The prices of long-term bonds, such as those held by the Fund, are much more sensitive to interest rate changes than are the prices of short-term bonds. Interest rate risk is expected to be extremely high for the Fund because it invests primarily in zero-coupon long-term bonds, which have prices that are even more sensitive to interest rate changes than are coupon-bearing bonds of similar maturity. Because the Fund invests primarily in Treasury STRIPS with maturities ranging from 20 to 30 years, rising interest rates may cause the value of the Fund's investments to decline significantly.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from the overall stock market. Large-cap value stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investments in the consumer discretionary and information technology sectors subject the Fund to proportionately higher exposure to the risks of these sectors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Investment style risk, which is the chance that returns from non-U.S. growth stocks and, to the extent that the Fund is invested in them, small- and mid-cap stocks, will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks tend to be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that the stocks of socially responsible companies generally will underperform the stock market as a whole or that the particular stocks selected for the FTSE4Good US Select Index will, in the aggregate, trail returns of other mutual funds screened for social criteria. Additionally, large- and mid-cap stocks, such as those held by the Fund, each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks. Mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investments in the consumer discretionary and information technology sectors subject the Fund to proportionately higher exposure to the risks of these sectors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Investment style risk, which is the chance that returns from non-U.S. growth stocks and, to the extent that the Fund is invested in them, small- and mid-cap stocks, will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks tend to be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Investment style risk, which is the chance that the stocks of socially responsible companies generally will underperform the stock market as a whole or that the particular stocks selected for the FTSE4Good US Select Index will, in the aggregate, trail returns of other mutual funds screened for social criteria. Additionally, large- and mid-cap stocks, such as those held by the Fund, each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks. Mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the materials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles. Sector risk is expected to be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, fluctuations in the market value of a single Fund holding could cause significant changes to the Fund's share price. Nondiversification risk is expected to be high for the Fund.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the telecommunication services sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the telecommunication services sector could be affected by, among other things, overall economic conditions, competition, and government regulation. Sector risk is expected to be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, fluctuations in the market value of a single Fund holding could cause significant changes to the Fund's share price. Nondiversification risk is expected to be high for the Fund.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investments in the consumer discretionary and information technology sectors subject the Fund to proportionately higher exposure to the risks of these sectors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the utilities sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the utilities sector could be affected by government regulation, overall economic conditions, and fuel prices. Sector risk is expected to be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, fluctuations in the market value of a single Fund holding could cause significant changes to the Fund's share price. Nondiversification risk is expected to be high for the Fund.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the consumer discretionary sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the consumer discretionary sector could be affected by, among other things, overall economic conditions, interest rates, consumer confidence, and disposable income. Sector risk is expected to be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, fluctuations in the market value of a single Fund holding could cause significant changes to the Fund's share price. Nondiversification risk is expected to be high for the Fund.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the consumer staples sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the consumer staples sector could be affected by, among other things, consumer tastes, government regulation, marketing, and consumer confidence. Sector risk is expected to be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, fluctuations in the market value of a single Fund holding could cause significant changes to the Fund's share price. Nondiversification risk is expected to be high for the Fund.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the energy sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the energy sector could be affected by, among other things, geopolitical events, government regulation, economic cycles, and fuel prices. Sector risk is expected to be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, fluctuations in the market value of a single Fund holding could cause significant changes to the Fund's share price. Nondiversification risk is expected to be high for the Fund.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the financials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the financials sector could be affected by, among other things, government regulation, interest rates, cost of capital funds, credit losses, and financial markets. Sector risk is expected to be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, fluctuations in the market value of a single Fund holding could cause significant changes to the Fund's share price. Nondiversification risk is expected to be high for the Fund.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the health care sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the health care sector could be affected by, among other things, patent protection, government regulation, research and development costs, litigation, and competitive forces. Sector risk is expected to be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, fluctuations in the market value of a single Fund holding could cause significant changes to the Fund's share price. Nondiversification risk is expected to be high for the Fund.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the industrials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations. Sector risk is expected to be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, fluctuations in the market value of a single Fund holding could cause significant changes to the Fund's share price. Nondiversification risk is expected to be high for the Fund.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the information technology sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation. Sector risk is expected to be high for the Fund.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings, fluctuations in the market value of a single Fund holding could cause significant changes to the Fund's share price. Nondiversification risk is expected to be high for the Fund.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Investment style risk, which is the chance that returns from non-U.S. growth stocks and, to the extent that the Fund is invested in them, small- and mid-cap stocks, will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks tend to be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[rr_RiskNondiversifiedStatus]	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.																The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.		The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
[rr_RiskNotInsuredDepositoryInstitution]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
[rr_RiskReturnHeading]	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return
[rr_ShareholderFeesCaption]	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies
[rr_StrategyNarrativeTextBlock]

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Materials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the materials sector, as classified under the Global Industry Classification Standard (GICS). The GICS materials sector is made up of companies in a wide range of commodity-related manufacturing industries. Included within this sector are companies that manufacture chemicals, construction materials, glass, paper, forest products, and related packaging products, as well as metals, minerals, and mining companies, including producers of steel.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Telecommunication Services 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the telecommunication services sector, as classified under the Global Industry Classification Standard (GICS). The GICS telecommunication services sector is made up of companies that provide communications services primarily through fixed-line, cellular, wireless, high-bandwidth, and/or fiber-optic cable networks.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Utilities 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the utilities sector, as classified under the Global Industry Classification Standard (GICS). The GICS utilities sector is made up of electric, gas, and water utility companies, as well as companies that operate as independent producers and/or distributors of power. The sector includes both nuclear and nonnuclear facilities.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the Morgan Stanley Capital InternationalMSCI U.S. Investable Market Consumer Discretionary 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the consumer discretionary sector, as classified under the Global Industry Classification Standard (GICS). The GICS consumer discretionary sector is made up of those manufacturing and service industries that tend to be the most sensitive to economic cycles. Its manufacturing segment includes the following industries: automotive, household durable goods, textiles and apparel, and leisure equipment. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Consumer Staples 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the consumer staples sector, as classified under the Global Industry Classification Standard (GICS). The GICS consumer staples sector is made up of companies whose businesses are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages, and tobacco, as well as producers of nondurable household goods and personal products. It also includes food and drug retailing companies as well as consumer supercenters.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Energy 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the energy sector, as classified under the Global Industry Classification Standard (GICS). The GICS energy sector is made up of companies whose businesses are dominated by either of the following activities: the construction or provision of oil rigs, drilling equipment, and other energy-related equipment and services (such as seismic data collection) or companies engaged in the exploration, production, marketing, refining, and/or transportation of oil and gas products.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Financials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the financials sector, as classified under the Global Industry Classification Standard (GICS). The GICS financials sector is made up of companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment, and real estate (including real estate investment trusts).

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Health Care 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the health care sector, as classified under the Global Industry Classification Standard (GICS). The GICS health care sector is made up of two main industry groups. The first group includes companies that manufacture health care equipment and supplies or provide health care-related services (such as distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations). The second group includes companies primarily involved in the research, development, production, and marketing of pharmaceuticals and biotechnology products.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Industrials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the industrials sector, as classified under the Global Industry Classification Standard (GICS). The GICS industrials sector is made up of companies whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods (including aerospace and defense, construction, engineering and building products, electrical equipment, and industrial machinery); the provision of commercial services and supplies (including printing, employment, environmental, and office services); or the provision of transportation services (including airlines, couriers, marine, road, and rail) and transportation infrastructure.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Information Technology 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the information technology sector, as classified under the Global Industry Classification Standard (GICS). The GICS information technology sector is made up of companies in the following three general areas: technology software and services, including companies that primarily develop software in various fields (such as the internet, applications, systems, database management, and/or home entertainment) and companies that provide information technology consulting and services, data processing, and outsourced services; technology hardware and equipment, including manufacturers and distributors of communications equipment, computers and peripherals, electronic equipment, and related instruments; and semiconductors and semiconductor equipment manufacturers.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index. This Index includes zero-coupon U.S. Treasury securities (Treasury STRIPS), which are backed by the full faith and credit of the U.S. government, with maturities ranging from 20 to 30 years. A Treasury STRIP represents a single coupon payment, or a single principal payment, from a U.S. Treasury security that has been 'stripped' into separately tradable components.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors, including duration, cash flow, and other characteristics. All of the Fund's investments will be selected through the sampling process, and under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Treasury securities held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 20 and 30 years. The Fund is expected to have a duration that is greater than 20 years.

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mega Cap Index. The Index is a float-adjusted, market-capitalization-weighted index designed to measure equity market performance of mega-capitalization stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mega Cap Value Index, which represents the value companies, as determined by the index sponsor, of the CRSP US Mega Cap Index. The Index is a float-adjusted, market-capitalization-weighted index designed to measure equity market performance of mega-capitalization value stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mega Cap Growth Index, which represents the growth companies, as determined by the index sponsor, of the CRSP US Mega Cap Index. The Index is a float-adjusted, market-capitalization-weighted index designed to measure equity market performance of mega-capitalization growth stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the FTSE4Good US Select Index. The Index is composed of the stocks of companies that have been screened for certain social and environmental criteria by the Index sponsor, which is independent of Vanguard. The Index is market-capitalization weighted and includes primarily large- and mid-cap U.S. stocks that have been screened for certain criteria related to the environment, human rights, health and safety, labor standards, and diversity. The Index excludes companies involved with weapons, tobacco, gambling, alcohol, adult entertainment, and nuclear power. The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index.

The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index. This Index includes zero-coupon U.S. Treasury securities (Treasury STRIPS), which are backed by the full faith and credit of the U.S. government, with maturities ranging from 20 to 30 years. A Treasury STRIP represents a single coupon payment, or a single principal payment, from a U.S. Treasury security that has been 'stripped' into separately tradable components.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors, including duration, cash flow, and other characteristics. All of the Fund's investments will be selected through the sampling process, and under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Treasury securities held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 20 and 30 years. The Fund is expected to have a duration that is greater than 20 years.

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mega Cap Index. The Index is a float-adjusted, market-capitalization-weighted index designed to measure equity market performance of mega-capitalization stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mega Cap Value Index, which represents the value companies, as determined by the index sponsor, of the CRSP US Mega Cap Index. The Index is a float-adjusted, market-capitalization-weighted index designed to measure equity market performance of mega-capitalization value stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mega Cap Growth Index, which represents the growth companies, as determined by the index sponsor, of the CRSP US Mega Cap Index. The Index is a float-adjusted, market-capitalization-weighted index designed to measure equity market performance of mega-capitalization growth stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. Under normal circumstances, at least 80% of the Fund's assets will be invested in securities issued by U.S. companies. The Fund uses multiple investment advisors.

The Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the Fund's advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential. The Fund uses multiple investment advisors.

The Fund employs an indexing investment approach designed to track the performance of the FTSE4Good US Select Index. The Index is composed of the stocks of companies that have been screened for certain social and environmental criteria by the Index sponsor, which is independent of Vanguard. The Index is market-capitalization weighted and includes primarily large- and mid-cap U.S. stocks that have been screened for certain criteria related to the environment, human rights, health and safety, labor standards, and diversity. The Index excludes companies involved with weapons, tobacco, gambling, alcohol, adult entertainment, and nuclear power. The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index.

The Fund invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. Under normal circumstances, at least 80% of the Fund's assets will be invested in securities issued by U.S. companies. The Fund uses multiple investment advisors.

The Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the Fund's advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential. The Fund uses multiple investment advisors.

The Fund employs an indexing investment approach designed to track the performance of the FTSE4Good US Select Index. The Index is composed of the stocks of companies that have been screened for certain social and environmental criteria by the Index sponsor, which is independent of Vanguard. The Index is market-capitalization weighted and includes primarily large- and mid-cap U.S. stocks that have been screened for certain criteria related to the environment, human rights, health and safety, labor standards, and diversity. The Index excludes companies involved with weapons, tobacco, gambling, alcohol, adult entertainment, and nuclear power. The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index.

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Materials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the materials sector, as classified under the Global Industry Classification Standard (GICS). The GICS materials sector is made up of companies in a wide range of commodity-related manufacturing industries. Included within this sector are companies that manufacture chemicals, construction materials, glass, paper, forest products, and related packaging products, as well as metals, minerals, and mining companies, including producers of steel.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Telecommunication Services 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the telecommunication services sector, as classified under the Global Industry Classification Standard (GICS). The GICS telecommunication services sector is made up of companies that provide communications services primarily through fixed-line, cellular, wireless, high-bandwidth, and/or fiber-optic cable networks.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. Under normal circumstances, at least 80% of the Fund's assets will be invested in securities issued by U.S. companies. The Fund uses multiple investment advisors.

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Utilities 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the utilities sector, as classified under the Global Industry Classification Standard (GICS). The GICS utilities sector is made up of electric, gas, and water utility companies, as well as companies that operate as independent producers and/or distributors of power. The sector includes both nuclear and nonnuclear facilities.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Consumer Discretionary 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the consumer discretionary sector, as classified under the Global Industry Classification Standard (GICS). The GICS consumer discretionary sector is made up of those manufacturing and service industries that tend to be the most sensitive to economic cycles. Its manufacturing segment includes the following industries: automotive, household durable goods, textiles and apparel, and leisure equipment. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Consumer Staples 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the consumer staples sector, as classified under the Global Industry Classification Standard (GICS). The GICS consumer staples sector is made up of companies whose businesses are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages, and tobacco, as well as producers of nondurable household goods and personal products. It also includes food and drug retailing companies as well as consumer supercenters.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Energy 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the energy sector, as classified under the Global Industry Classification Standard (GICS). The GICS energy sector is made up of companies whose businesses are dominated by either of the following activities: the construction or provision of oil rigs, drilling equipment, and other energy-related equipment and services (such as seismic data collection) or companies engaged in the exploration, production, marketing, refining, and/or transportation of oil and gas products.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Financials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the financials sector, as classified under the Global Industry Classification Standard (GICS). The GICS financials sector is made up of companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment, and real estate (including real estate investment trusts).

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Health Care 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the health care sector, as classified under the Global Industry Classification Standard (GICS). The GICS health care sector is made up of two main industry groups. The first group includes companies that manufacture health care equipment and supplies or provide health care-related services (such as distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations). The second group includes companies primarily involved in the research, development, production, and marketing of pharmaceuticals and biotechnology products.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Industrials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the industrials sector, as classified under the Global Industry Classification Standard (GICS). The GICS industrials sector is made up of companies whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods (including aerospace and defense, construction, engineering and building products, electrical equipment, and industrial machinery); the provision of commercial services and supplies (including printing, employment, environmental, and office services); or the provision of transportation services (including airlines, couriers, marine, road, and rail) and transportation infrastructure.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Information Technology 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the information technology sector, as classified under the Global Industry Classification Standard (GICS). The GICS information technology sector is made up of companies in the following three general areas: technology software and services, including companies that primarily develop software in various fields (such as the internet, applications, systems, database management, and/or home entertainment) and companies that provide information technology consulting and services, data processing, and outsourced services; technology hardware and equipment, including manufacturers and distributors of communications equipment, computers and peripherals, electronic equipment, and related instruments; and semiconductors and semiconductor equipment manufacturers.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the Fund's advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential. The Fund uses multiple investment advisors.

[rr_YearToDateReturnLabel]	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014
[vanguard_ComparativeBenchmark]																																																																																																																																																																																				Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes	Comparative Indexes
[vanguard_PurchaseFeeParenthetical]																(other than on reinvested dividends or capital gains)